FRESH-START ACCOUNTING, Reconciliation of Enterprise Value to Reorganization Value (Details) $ in Millions	Oct. 31, 2019 USD ($)
Reconciliation of Enterprise Value to Reorganization Value [Abstract]
Enterprise Value	$ 1,250
Plus: Cash, cash equivalents and restricted cash	251
Plus: Current Liabilities and other, noninterest bearing	209
Plus: Other Long-term Liabilities, noninterest bearing (including Deferred Tax Liability)	409
Total Reorganization Value	$ 2,119